Leases and Restricted Cash (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
RasGas II LNG Carriers [Member]
Commitment under capital leases
2012	$ 24,000
2013	24,000
2014	24,000
2015	24,000
2016	24,000
Thereafter	881,128
Suezmax Tankers [Member]
Commitment under capital leases
2012	58,893
2013	76,443
2014	31,728
2015	3,593
2016	3,551
Thereafter	$ 26,908